UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                Investment Company Act file number   811-21190
                                                  ---------------

    Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                         55 East 59th Street, 10th Floor
                               New York, NY 10022
          ------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                Millie Kim, Esq.
                      Citigroup Alternative Investments LLC
                           399 Park Avenue 14th Floor
                               New York, NY 10022
          ------------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: (212) 559-4999
                                                          ---------------

                        Date of fiscal year end: March 31
                                                ---------

                    Date of reporting period: March 31, 2009
                                             ---------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.


The Report to Shareholders is attached herewith.


                        CITIGROUP ALTERNATIVE INVESTMENTS
                     MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC

                                  ANNUAL REPORT

                                 MARCH 31, 2009

[LOGO OMITTED]
KPMG

                         KPMG LLP
                         345 Park Avenue
                         New York, NY 10154




            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


The Board of Directors and Shareholders
Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC:


We have audited the accompanying statement of assets and liabilities of Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (the Company), including the schedule of investments, as of March 31, 2009, and the related statement of operations and cash flows for the year then ended, the statements of changes in shareholders' capital for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of investments owned as of March 31, 2009, by inspection of investment subscription documents and confirmation with underlying investment funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC as of March 31, 2009, the results of its operations and cash flows for the year then ended, the changes in its shareholders' capital for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.




                                  /s/ KPMG LLP

May 29, 2009

KPMG LLP, a U.S. limited liability partnership, is the U.S.
member firm of KPMG International, a Swiss cooperative.

                              CITIGROUP ALTERNATIVE INVESTMENTS
                           MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC
                             STATEMENT OF ASSETS AND LIABILITIES
                                       MARCH 31, 2009

---------------------------------------------------------------------------------------------


ASSETS

Cash and cash equivalents                                                       $  40,061,850
Investments in Investment Funds, at fair value (Cost: $478,857,408)               486,647,680
Receivable from Investment Funds                                                  106,065,828
Prepaid professional fees                                                             622,729
Other assets                                                                          168,110
                                                                                -------------

          TOTAL ASSETS                                                            633,566,197
                                                                                -------------

LIABILITIES

Redemptions payable                                                               110,541,644
Contributions received in advance                                                   5,390,000
Management fee payable                                                                784,965
Accounts payable and other accrued expenses                                         1,320,765
                                                                                -------------

          TOTAL LIABILITIES                                                       118,037,374
                                                                                -------------

                   SHAREHOLDER'S CAPITAL (512,570.369 SHARES OUTSTANDING)       $ 515,528,823
                                                                                =============

          NET ASSET VALUE PER SHARE                                             $    1,005.77
                                                                                =============


COMPOSITION OF SHAREHOLDERS' CAPITAL
    Paid-in capital                                                             $ 625,658,785
    Accumulated net investment loss                                                (3,054,103)
    Accumulated net realized loss on investment transactions                     (114,866,131)
    Accumulated net unrealized appreciation on investments                          7,790,272
                                                                                -------------

       Shareholders' Capital                                                    $ 515,528,823
                                                                                =============






The accompanying notes are an integral part of these financial statements.

                                             -2-

                                                  CITIGROUP ALTERNATIVE INVESTMENTS
                                               MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC
                                                       SCHEDULE OF INVESTMENTS
                                                           MARCH 31, 2009

------------------------------------------------------------------------------------------------------------------------------------

                                                                                     COST           FAIR VALUE    % OF SHAREHOLDERS'
                                                                                                                       CAPITAL
INVESTMENTS IN INVESTMENT FUNDS
         DIRECTIONAL EQUITY
              Frontpoint Onshore Healthcare Fund 2X LP - b                       $  7,496,347      $  7,494,399          1.45%
              Horseman European Select Fund - a                                    29,000,000        30,980,473          6.01
              Horseman Global Fund LTD Class B USD - a                             14,500,000        15,251,560          2.96
              Meditor European Hedge Fund (B) Ltd. - a                             11,000,000        12,088,345          2.34
              Passport II LP - b                                                           --        10,649,524          2.07
              Sprott Offshore Fund II LTD Class B - a                              17,000,000        14,777,578          2.87
                                                                                 ------------      ------------        -------
                 Total Directional Equity                                          78,996,347        91,241,879         17.70
                                                                                 ------------      ------------        -------

         DIRECTIONAL MACRO
              AAA Asset Management Offshore LTD - a                                10,000,000        10,217,935          1.98
              Drawbridge Global Macro Fund Ltd Side Pocket 5 - f                       23,145            22,637          0.00*
              Drawbridge Global Macro Fund Ltd Side Pocket 6 - f                       25,480            34,627          0.01
              Drawbridge Global Macro Fund Ltd Side Pocket 4 - f                       81,867            70,840          0.01
              Drawbridge Global Macro Fund Ltd SPV Assets - f                         956,677           975,640          0.19
              Drawbridge Global Macro Fund Ltd Side Pocket 7 - f                       13,399            24,139          0.00*
              Drawbridge Global Macro Fund Ltd Side Pocket 10 - f                       6,378             4,123          0.00*
              Drawbridge Global Macro Fund Ltd Side Pocket 11 - f                       6,259             1,557          0.00*
              Drawbridge Global Macro Fund Ltd Side Pocket 12 - f                     388,414           207,654          0.04
              Drawbridge Global Macro Ltd C1 H10D SP May 9 2008 - f                    31,259            29,040          0.01
                                                                                 ------------      ------------        -------
                 Total Directional Macro                                           11,532,878        11,588,192          2.24
                                                                                 ------------      ------------        -------

         RELATIVE VALUE
              AB2 Fund - a                                                         27,500,000        43,486,616          8.44
              Bennelong Asia Pacific Multi Strategies EQ Fund Class F USD - a      11,000,000        11,242,594          2.18
              Dundonald Fund I LP - b                                              23,500,000        29,983,653          5.82
              Perella Weinberg Partners Xerion Fund LP - b                         18,000,000        14,410,871          2.80
              Providence MBS Fund, LP - b                                          17,000,000        19,978,964          3.87
              Providence MBS Offshore Fund, LTD - b                                17,800,000        24,219,350          4.70
              SOLA 1 - d                                                           45,000,000        39,658,665          7.69
              Stratus Fund Ltd - Class C - a                                        3,300,000         6,696,520          1.30
              Stratus Feeder Fund LTD Class C - a                                   4,802,140         5,766,949          1.12
              Stratus Fund LTD Double Lev Class C Side Pocket - f                     187,975           186,458          0.03
              Structured Service Holdings LP - a                                   17,358,508        23,803,594          4.62
              Structured Service Holdings LTD - a                                  26,500,000        27,378,644          5.31
              Tiger Asia Overseas Fund LTD Class B Offshore Fund - b               10,000,000         6,860,852          1.33
                                                                                 ------------      ------------        -------
                 Total Relative Value                                             221,948,623       253,673,730         49.21
                                                                                 ------------      ------------        -------

         EVENT DRIVEN
              Ashmore Asian Recovery Fund Limited - b                              11,909,550        10,867,459          2.11
              Carrington Investment Partners ( US ) LP - b                         11,200,000         5,530,441          1.07
              Cevian Capital II LTD USD - d                                        14,550,718         5,650,414          1.10
              CPIM Structured Credit Fund 1000 INC - b                              8,000,000         1,766,545          0.34
              CPIM Structured Credit Fund 1500 INC - c                              6,168,368           934,498          0.18
              Harbinger Capital Partners Offshore Fund I, LTD - b                  17,354,756         7,320,141          1.42
              Harbinger Capital Partners Class L Holdings Series 2 - f                378,000           441,589          0.09
              Harbinger Capital Partners Class PE Holdings Series 1 - f             6,944,000         6,464,617          1.25
              Lincoln Vale European Partners (US) Fund LP - c                       5,000,000         3,950,014          0.77
              Marathon Distressed Subprime Fund (Cayman) LTD Class A - b            5,000,000         3,581,010          0.69
              Marathon Special Opp Fund LTD SP 2 - f                                1,173,382         1,030,671          0.20
              Marathon Special Opp LTD SP 4 - f                                       588,093           467,881          0.09
              Marathon Structured Finance Fund LTD - d                             20,700,000        14,678,181          2.85
              Marathon Special Opportunity Fund LTD Ser. 31 Dec 2008 - f            2,044,615         2,064,554          0.40
              Marathon Special Opportunity Fund LTD SP6 - f                           276,235           244,588          0.05
              New Amsterdam European Credit Fund Class A - a                        1,249,738           144,334          0.03
              Pardus Special Opportunities Fund I, LTD - b                         15,000,000         3,083,325          0.60
              Paulson Advantage Plus LP - b                                        18,500,000        50,177,649          9.73
              Stark Investments Structured Finance Onshore Fund - d                 9,442,105         5,186,888          1.01
              Trian Partners Ltd - d                                               10,900,000         6,559,080          1.27
                                                                                 ------------      ------------        -------
                 Total Event Driven                                               166,379,560       130,143,879         25.25
                                                                                 ------------      ------------        -------

TOTAL INVESTMENTS IN INVESTMENT FUNDS                                            $478,857,408      $486,647,680         94.40

OTHER ASSETS, LESS LIABILITIES                                                                       28,881,143          5.60
                                                                                                   ------------        -------

SHAREHOLDERS' CAPITAL                                                                              $515,528,823        100.00%
                                                                                                   ============        =======

Note: Investments in underlying Investment Funds are categorized by investment strategy.
* Due to rounding
a - Redemptions permitted monthly
b - Redemptions permitted quarterly
c - Redemptions permitted semi annually
d - Redemptions permitted annually
e - Redemptions permitted anytime
f - Illiquid\reimbursed only when underlying investment is realized or converted to regular interest in Investment Fund



The accompanying notes are an integral part of these financial statements.

                                                                 -3-

                                     CITIGROUP ALTERNATIVE INVESTMENTS
                                  MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC
                                          STATEMENT OF OPERATIONS
                                         YEAR ENDED MARCH 31, 2009

-----------------------------------------------------------------------------------------------------------



INVESTMENT INCOME
      Interest income                                                                        $      34,787
                                                                                             -------------

            TOTAL INVESTMENT INCOME                                                                 34,787

EXPENSES
      Management fees                                                                            9,735,948
      Redemption fees                                                                            2,199,068
      Risk Monitoring fees                                                                       1,517,930
      Interest expense                                                                           1,232,776
      Accounting fees                                                                            1,174,333
      Professional fees                                                                            886,342
      Directors' fees and expenses                                                                  87,000
      Marketing fees                                                                                29,418
      Custodian fees                                                                                28,111
      Miscellaneous expenses                                                                       420,206
                                                                                             -------------

            TOTAL EXPENSES                                                                      17,311,132
                                                                                             -------------

            NET INVESTMENT LOSS                                                                (17,276,345)
                                                                                             -------------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS IN INVESTMENT FUNDS:

      Net realized loss on sales of investments in Investment Funds                            (47,690,528)
      Net change in unrealized appreciation on investments in Investment Funds                 (46,582,350)
                                                                                             -------------
            NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS IN INVESTMENT FUNDS                (94,272,878)
                                                                                             -------------

NET DECREASE IN SHAREHOLDERS' CAPITAL FROM OPERATIONS                                        $(111,549,223)
                                                                                             =============






The accompanying notes are an integral part of these financial statements.

                                                    -4-

                                            CITIGROUP ALTERNATIVE INVESTMENTS
                                         MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC
                                      STATEMENTS OF CHANGES IN SHAREHOLDERS' CAPITAL

                                       FOR THE YEARS ENDED MARCH 31, 2009 AND 2008

-------------------------------------------------------------------------------------------------------------------------

                                                                                       2009                     2008

OPERATIONS

      Net investment loss                                                          $ (17,276,345)           $(12,346,338)
      Net realized gain/(loss) on sales of investments in Investment Funds           (47,690,528)             22,217,947
      Net change in unrealized appreciation/(depreciation) on investments
         in Investment Funds                                                         (46,582,350)             18,264,850
                                                                                   -------------            ------------

         NET INCREASE/(DECREASE) IN SHAREHOLDERS' CAPITAL
         FROM OPERATIONS                                                            (111,549,223)             28,136,459

DISTRIBUTIONS TO SHAREHOLDERS
      Distributions from net investment income                                          (122,666)                     --
      Distributions from net realized gains                                          (17,339,104)            (32,217,900)
                                                                                   -------------            ------------

         DECREASE IN SHAREHOLDERS' CAPITAL
         FROM DISTRIBUTIONS TO SHAREHOLDERS                                          (17,461,770)            (32,217,900)

SHAREHOLDERS' CAPITAL TRANSACTIONS

      Capital contributions                                                          256,965,644             273,955,009
      Reinvestment of distributions                                                   15,476,284              30,867,813
      Capital withdrawals                                                           (199,611,798)            (56,242,519)
                                                                                   -------------            ------------

         INCREASE IN SHAREHOLDERS' CAPITAL
         FROM CAPITAL TRANSACTIONS                                                    72,830,130             248,580,303


         SHAREHOLDERS' CAPITAL AT BEGINNING OF YEAR                                  571,709,686             327,210,824
                                                                                   -------------            ------------

         SHAREHOLDERS' CAPITAL AT END OF YEAR (512,570.369 AND
         469,978.204 SHARES OUTSTANDING AT MARCH 31, 2009 AND 2008,
         RESPECTIVELY)                                                             $ 515,528,823            $571,709,686
                                                                                   =============            ============






The accompanying notes are an integral part of these financial statements.

                                                           -5-

                                CITIGROUP ALTERNATIVE INVESTMENTS
                             MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC
                                     STATEMENT OF CASH FLOWS
                                    YEAR ENDED MARCH 31, 2009

-------------------------------------------------------------------------------------------------


CASH FLOWS FROM OPERATING ACTIVITIES
Net decrease in Shareholders' Capital from operations                              $(111,549,223)
Adjustments to reconcile net decrease in Shareholders' Capital from operations to net cash used in operating activities:
      Purchases of investments in Investment Funds                                  (291,803,705)
      Proceeds from dispositions of investments in Investment Funds                  272,858,316
      Net realized loss on sales of investments in Investment Funds                   47,690,528
      Change in net unrealized appreciation on investments in Investment Funds        46,582,350
      Changes in operating assets and liabilities:
         Increase in receivable from Investment Funds                                (62,664,755)
         Increase in prepaid professional fees                                          (144,388)
         Decrease in other assets                                                         51,169
         Decrease in management fee payable                                             (650,610)
         Decrease in interest payable                                                   (361,137)
         Increase in accounts payable and other accrued expenses                         495,402
                                                                                   -------------
         NET CASH USED IN OPERATING ACTIVITIES                                       (99,496,053)
                                                                                   -------------

CASH FLOWS FROM FINANCING ACTIVITIES
      Capital contributions                                                          203,788,186
      Distributions paid in cash                                                      (1,985,486)
      Payments for shares redeemed                                                   (97,082,788)
      Proceeds from loan payable                                                     143,000,000
      Payments for loan payable                                                     (168,400,000)
                                                                                   -------------
         NET CASH PROVIDED BY FINANCING ACTIVITIES                                    79,319,912
                                                                                   -------------

         NET DECREASE IN CASH AND CASH EQUIVALENTS                                   (20,176,141)

         Cash and cash equivalents at beginning of year                               60,237,991
                                                                                   -------------
         Cash and cash equivalents at end of year                                  $  40,061,850
                                                                                   =============


Supplemental non-cash information:

      Decrease in contributions received in advance                                $ (53,177,458)
      Increase in redemptions payable                                                102,529,010

Supplemental cash flow information:

      Interest paid during the year                                                $   1,593,914


The accompanying notes are an integral part of these financial statements.

                                                           -6-

                                                  CITIGROUP ALTERNATIVE INVESTMENTS
                              CITIGROUP ALTERNATIVE INVESTMENTS MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC
                                                        FINANCIAL HIGHLIGHTS

------------------------------------------------------------------------------------------------------------------------------------


                                                        YEAR ENDED      YEAR ENDED      YEAR ENDED     YEAR ENDED       YEAR ENDED
                                                      MARCH 31, 2009  MARCH 31, 2008  MARCH 31, 2007  MARCH 31, 2006  MARCH 31, 2005
                                                      --------------  --------------  --------------  --------------  --------------
NET ASSET VALUE, BEGINNING OF YEAR:                    $   1,216.46    $   1,207.54    $   1,241.60   $   1,115.09     $   1,099.37
                                                       ------------    ------------    ------------   ------------     ------------
      INCOME FROM INVESTMENT OPERATIONS*:
      Net investment loss                                    (29.47)         (34.29)         (28.26)        (26.88)          (32.25)
      Net realized and unrealized gain/(loss)
           on investments                                   (153.56)         133.84          108.05         153.39            47.97
                                                       ------------    ------------    ------------   ------------     ------------
           TOTAL FROM INVESTMENT OPERATIONS                 (183.03)          99.55           79.79         126.51            15.72
      Distributions from net investment income                   --              --          (47.12)            --               --
      Distributions from net realized gain                   (27.66)         (90.63)         (66.73)            --               --
                                                       ------------    ------------    ------------   ------------     ------------

NET ASSET VALUE, END OF YEAR:                          $   1,005.77    $   1,216.46    $   1,207.54   $   1,241.60     $   1,115.09
                                                       ============    ============    ============   ============     ============

TOTAL RETURN                                                (15.05%)          8.24%           6.43%         11.35%            1.43%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year                                $515,528,823    $571,709,686    $327,210,824   $188,116,360     $205,082,664
                                                       ============    ============    ============   ============     ============
Portfolio turnover                                           41.45%          30.05%          69.45%         57.90%           25.24%
Ratio of expenses to average net assets                       2.63% **        2.90%           2.51%          2.60%            3.06%
Ratio of net investment loss to average net assets           (2.62%)**       (2.87%)         (2.37%)        (2.35%)          (2.95%)



*     Per share data for income from investment operations is computed using the total of monthly income and expense divided by beginning of month shares.
**    As noted in Note 10 of the accompanying notes, the ratios above include redemption fees of $2,199,068. Had the Fund not incurred these fees, the ratio of expenses to average net assets and the ratio of net investment loss to average net assets would have been 2.30% and (2.29%), respectively.

THE ABOVE RATIOS MAY VARY FOR INDIVIDUAL INVESTORS BASED ON THE TIMING OF CAPITAL TRANSACTIONS DURING THE PERIOD.








The accompanying notes are an integral part of these financial statements.

                                                                 -7-

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC

NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2009
--------------------------------------------------------------------------------

     1.   ORGANIZATION

          Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (the "Company") was organized as a Delaware Limited Liability Company on August 16, 2002. The Company is registered under the Investment Company Act of 1940 (the "1940 Act") as amended, as a closed-end, non-diversified management investment company. The Company is also registered under the Securities Act of 1933 ("1933 Act").

          The investment objective of the Company is to achieve capital appreciation principally through investing in investment funds ("Investment Funds") managed by third-party investment managers ("Investment Managers") that employ a variety of alternative investment strategies. These investment strategies allow Investment Managers the flexibility to use leverage or short-side positions to take advantage of perceived inefficiencies across the global markets, often referred to as "alternative" strategies. Because Investment Funds following alternative investment strategies are often described as hedge funds, the investment program of the Company can be described as a fund of hedge funds.

          Shares of the Company ("Shares") are sold to eligible investors (referred to as "Shareholders"). The minimum initial investment in the Company from each Shareholder is $25,000; the minimum additional investment is $10,000.

          Citigroup Alternative Investments LLC ("CAI" or the "Adviser"), a Delaware limited liability company and an indirect, wholly owned subsidiary of Citigroup Inc., serves as the Company's investment adviser. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and, among other things, is responsible for the allocation of the Company's assets to various Investment Funds. Under the Company's governing documents, the Company has delegated substantially all authority to oversee the management of the operations and assets of the Company to the Board of Directors.

     2.   SIGNIFICANT ACCOUNTING POLICIES

          Investments in Investment Funds are subject to the terms of the respective limited partnership agreements, limited liability company agreements, offering memoranda and such negotiated "side letter" or similar arrangements as the Adviser may have entered into with the Investment Fund on behalf of the Company. The Company values these investments at fair value.

          A.   PORTFOLIO VALUATION

          The net asset value of the Company is determined as of the close of business at the end of each month in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board of Directors.

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC

NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2009 (CONTINUED)
--------------------------------------------------------------------------------

          The Company's investments in Investment Funds are carried at fair value as determined by the Company's pro-rata interest in the net assets of each Investment Fund.

          All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or other allocations payable to the Investment Funds' managers as required by the Investment Funds' agreements. Each Investment Manager to which the Adviser allocates assets will charge the Company, as an investor in an underlying Investment Fund, an asset-based fee, and some or all of the Investment Managers will receive performance-based compensation in the form of an incentive fee. The asset-based fees of the Investment Managers are generally expected to range from 1% to 3% annually of the net assets under their management and the incentive fee is generally expected to range from 15% to 25% of net profits annually.

          The Company may invest in Investment Funds that may designate certain investments within those Investment Funds, typically those that are especially illiquid and/or hard to value, as "special situation" (often called "Side-Pocket") investments with additional redemption limitations. Such a Side-Pocket is, in effect, similar to a private equity fund that requires its investors to remain invested for the duration of the fund and distributes returns on the investment only when liquid assets are generated within the fund, typically through the sale of the fund's illiquid assets in exchange for cash.

          As a general matter, the fair value of the Company's investment in an Investment Fund represents the amount that the Company can reasonably expect to receive if the Company's investment was sold in an orderly transaction at the time of valuation. The Investment Funds provide for periodic redemptions ranging from monthly to annually. Investment Funds generally require advance notice of a shareholder's intent to redeem its interest, and may, depending on the Investment Funds' governing agreements, deny or delay a redemption request. The Company considers if a liquidity discount on any Investment Fund should be taken due to redemption restrictions or suspensions by the Investment Fund. However, the effects of any discounts were determined by the Adviser to be insignificant at March 31, 2009, and therefore, no discounts were applied to the fair value of the Investment Funds. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund's financial statements. The Investment Funds may invest a portion of their assets in restricted securities and other investments that are illiquid.

          Retroactive adjustments to the Company's net asset value might be made after the valuation date which could impact the net asset value per share at which shareholders purchase or sell Company shares. The valuations reported by the Investment Funds, upon which the Company calculates its month end net asset value may be subject to adjustment subsequent to the valuation date, based on information which becomes available after that valuation date. For example, fiscal year-end net asset values of an Investment Fund may be revised as a result of a year-end audit performed by the independent auditors of that Investment Fund. Other adjustments to the Company's net asset value may also occur from time to time, such as from the misapplication by the Company or its agents of the valuation policies described in the Company's valuation procedures.

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC

NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2009 (CONTINUED)
--------------------------------------------------------------------------------

          Retroactive adjustments to the Company's net asset value, which are caused by adjustments to the Investment Funds values or by a misapplication of the Company's valuation policies, that are able to be made within 90 days of the Valuation Date(s) to which the adjustment would apply will be made automatically unless determined to be de minimis. Other potential retroactive adjustments, regardless of whether their impact increases or decreases the Company's net asset value, will be made only if they both (i) are caused by a misapplication of the Company's valuation policies and (ii) deemed to be material. All retroactive adjustments are reported to the Company's Valuation Committee and to affected shareholders.

          Effective June 30, 2009, the Company will adopt a policy which permits revisions to the number of shares purchased or sold by shareholders due to retroactive adjustments made under the circumstances described above which occur within 90 days of the Valuation Date. Prior to June 30, 2009, that automatic 90-day adjustment period was not in effect and retroactive valuation or share adjustments were not made.

          In circumstances where a retroactive adjustment is not made under the circumstances described above, then shares purchased or sold by shareholders will not be adjusted. As a result, to the extent that the subsequent impact of the event which was not adjusted adversely affects the Company's net asset value, the outstanding Shares of the Company will be adversely affected by prior repurchases made at a net asset value per share higher than the adjusted value. Conversely, any increases in net asset value per share resulting from such subsequent impact will be to the benefit of the holders of the outstanding Shares of the Company and to the detriment of Shareholders who previously had their Shares repurchased at a net asset value per Share lower than the post-impact value. New Shareholders may be affected in a similar way, because the same principles apply to the purchase of Shares.

          B.   INCOME RECOGNITION AND EXPENSES

          Interest income is recorded on an accrual basis. Income, expenses and realized and unrealized gains and losses are recorded monthly.

          The change in an Investment Fund's net asset value is included in net change in unrealized appreciation on investments in Investment Funds on the Statement of Operations. The Company records a realized gain or loss on its investment in Investment Funds only to the extent that the cost of such investment as well as any Side Pocket has been fully recovered through previous redemptions from investment in Investment Funds.

          The Company bears all expenses incurred in the course of its operations, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Company's account; professional fees; costs of insurance; registration expenses; and expenses of meetings of the Board of Directors.

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC

NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2009 (CONTINUED)
--------------------------------------------------------------------------------

          C.   INCOME TAXES

          The Company operated as a partnership from inception through September 30, 2005. As of October 1, 2005, the Company became a corporation that is taxed as a regulated investment company.

          It is the Company's intention to meet the requirements of the Internal Revenue Code applicable to regulated investment companies (RIC) and distribute substantially all of its taxable net investment income and capital gains, if any, to shareholders each year. Therefore, no federal income or excise tax provision is required for the Company's financial statements. While the Company intends to distribute substantially all of its taxable net investment income and capital gains, in the manner necessary to avoid imposition of the 4% excise tax as described above, it is possible that some excise tax will be incurred. In such event, the Company will be liable for the tax only on the amount by which it does not meet the foregoing distribution requirements.

          The Company has analyzed tax positions taken or expected to be taken in the course of preparing the Company's tax return for all open tax years and has concluded, as of March 31, 2009, no provision for income tax would be required in the Company's financial statements. The Company's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

          D.   CASH AND CASH EQUIVALENTS

          Cash and cash equivalents consist of cash on deposit and monies invested in money market deposit accounts that are accounted for at amortized cost, which approximates fair value.

          E.   USE OF ESTIMATES

          The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management of the Company to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Changes in the economic environment, financial markets, and any other parameters used in determining these estimates could cause actual results to differ materially.

     3.   FAIR VALUE DISCLOSURES

          In September 2006, the Statement of Financial Accounting Standards No. 157 - FAIR VALUE MEASUREMENTS ("SFAS 157"), was issued by the FASB and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. SFAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Company's investments. These inputs are summarized into the three broad levels listed below.

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC

NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2009 (CONTINUED)
--------------------------------------------------------------------------------

          Level 1- Unadjusted quoted prices in active markets for identical securities
          Level 2- Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
          Level 3- Significant unobservable inputs (including the Company's own assumptions in determining the fair value of investments).

          The notion of unobservable inputs is intended to allow for situations in which there is little, if any, market activity for the asset or liability at the measurement date. Under Level 3, the owner of an asset must determine valuation based on its own assumptions about what market participants would take into account in determining the fair value of the asset, using the best information available.

          The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

          The following is a summary of the inputs used as of March 31, 2009, in valuing the Company's assets and liabilities carried at fair value:

               Investment in Investment Funds

               Level 1               --
               Level 2               --
               Level 3     $486,647,680
                           ------------
               Total       $486,647,680
                           ============

          Following  is  a  reconciliation   of  assets  for  which  significant
          unobservable inputs (Level 3) were used in determining fair value:

               Balances as of March 31, 2008                   $561,975,169
               Realized gain/loss                              $(47,690,528)
               Change in unrealized appreciation
               (depreciation)                                  $(46,582,350)
               Net purchases (sales)                           $ 18,945,389
               Net transfers in and out
               Level 3                                                   --
                                                               ------------
               Balance as of March 31, 2009                    $486,647,680
                                                               ============
               The amount of total gains or losses for
               the year included in changes in
               shareholders' capital attributable to the
               change in unrealized appreciation
               (depreciation) relating to assets still held
               at year end.                                    $(43,079,897)
                                                               ============

          All net unrealized gains/(losses) in the table above are reflected in the accompanying Statement of Operations.

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC

NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2009 (CONTINUED)
--------------------------------------------------------------------------------

     4.   MANAGEMENT FEE, ADMINISTRATIVE FEE, RELATED PARTY TRANSACTIONS AND
          OTHER

          The Adviser provides certain management and administrative services to the Company. The Adviser acts primarily to evaluate and select Investment Managers, to allocate assets, to establish and apply risk management procedures, and to monitor overall investment performance. In addition, the Adviser also provides office space and other support services. In consideration for such services, The Company will pay the Adviser a monthly management fee of 0.125% (1.5% annually) based on end of month Shareholder's capital.

          In addition, the Adviser allocated certain marketing fees of $29,418 to the Company during the year ended March 31, 2009.

          Placement agents may be retained by the Company to assist in the placement of the Company's Shares. A placement agent will generally be entitled to receive a fee from each investor in the Company whose shares the agent places. The specific amount of the placement fee paid with respect to a Shareholder is generally dependent on the size of the investment in the Company.

          Citigroup Global Markets, Inc. ("CGM"), an affiliate of CAI and a wholly owned subsidiary of Citigroup, Inc. serves as a placement agent of the Company's Shares. For the year ended March 31, 2009, the Company paid $2,130,577 in placement fees to CGM on the Company's Shares. Such fees are deducted from an investor's gross contribution amount.

          The Company has entered into agreements with third parties to act as additional placement agents for the Company's Shares. Placement fees may range from 0 to 3%. In addition to the placement fee paid by Shareholders, the Adviser and/or its affiliates will pay placement agents an annual fee. The annual fee is paid from the Adviser's own resources (or those of its affiliates).

          CAI and PNC Global Investment Servicing Inc. ("PNCGIS"), an independent third party and wholly-owned subsidiary of The PNC Financial Services Group, have separate agreements with the Company and act as co-administrators to the Company. CAI, as co-administrator, receives no fees for providing administrative services to the Company. PNCGIS provides certain accounting, recordkeeping, tax and investor related services. PNCGIS charges fees for their services based on a rate applied to the average net assets and are charged directly to the Company.

          Effective January 1, 2008, each Director who is not an "interested person" of the Company, as defined by the 1940 Act, receives an annual retainer of $20,000 plus a Board of Directors meeting fee of $1,000 and a telephone meeting fee of $500. The Chairman of the Audit Committee receives an additional fee of $3,000 per year. Any Director who is an "interested person" does not receive any annual or other fee from the Company.

          All Directors are reimbursed for all reasonable out of pocket expenses. Total amounts expensed related to Directors by the Company for the year ended March 31, 2009 were $87,000.

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC

NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2009 (CONTINUED)
--------------------------------------------------------------------------------

          PFPC Trust Company (an affiliate of PNCGIS) serves as custodian of the Company's assets and provides custodial services for the Company. Fees payable to the custodian and reimbursement for certain expenses are paid by the Company. Total amounts expensed related to custodian fees by the Company for the year ended March 31, 2009 were $28,111.

     4.   SECURITIES TRANSACTIONS

          The following table lists the aggregate purchases and proceeds from sales of Investment Funds for the year ended March 31, 2009, net unrealized appreciation, gross unrealized appreciation, and gross unrealized depreciation from inception to March 31, 2009.

          Cost of purchases                                    $291,803,705
                                                               ============
          Proceeds from sales                                  $272,858,316
                                                               ============

          Gross unrealized appreciation                        $ 90,284,100
          Gross unrealized depreciation                          82,493,828
                                                               ------------
          Net unrealized appreciation                          $  7,790,272
                                                               ============


     5.   CONTRIBUTIONS, REDEMPTIONS, AND ALLOCATION OF INCOME

          Generally, initial and additional subscriptions for Shares may be accepted as of the first day of each month. CAI has been authorized by the Board of Directors of the Company to accept or reject any initial and additional subscriptions for shares in the Company. The Board of Directors from time to time and in its complete and exclusive discretion, may determine to cause the Company to repurchase shares from Shareholders pursuant to written tenders by Shareholders on such terms and conditions as it may determine. CAI expects that it typically will recommend to the Board of Directors that the Company offer to repurchase shares from Shareholders quarterly, on each March 31, June 30, September 30 and December 31 (or, if any such date is not a business day, on the immediately preceding business day).


          Transactions in shares were as follows the years ended March 31, 2009 and 2008:

                                                              March 31, 2009        March 31, 2008
                                                            ------------------    ------------------
          Shares outstanding, beginning of year                469,978.204           270,972.304
          Shares purchased                                     217,973.542           219,390.921
          Shares issued for reinvestment of distributions       15,907.561            24,801.593
          Shares redeemed                                     (191,288.938)          (45,186.614)
                                                              ------------           -----------
          Shares outstanding, end of year                      512,570.369           469,978.204
                                                              ============           ===========

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC

NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2009 (CONTINUED)
--------------------------------------------------------------------------------

     6.   FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

          In the normal course of business, the Investment Funds in which the Company invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts and entering into equity swaps. The Company's risk of loss in these investment funds is limited to the value of it's investment in the respective Investment Funds.

     7.   INCOME TAX INFORMATION
          The tax components of capital shown in the table below represent distribution requirements the Company must satisfy under the income tax regulations, losses the Company may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.

           Undistributed    Undistributed long-   Post-October capital   Net Unrealized
          ordinary income    term capital gain             loss           Depreciation
          -----------------------------------------------------------------------------
                $0                  $0                $(35,743,773)       $(74,386,189)

          The primary difference between the book and tax appreciation or depreciation of Investment Funds is attributable to adjustments to the tax basis of Investment Funds based on allocation of income and distributions from Investment Funds and the tax realization of financial statement unrealized gain or loss. In addition, the cost of Investment Funds for Federal income tax purposes is adjusted for items of taxable income allocated the Company from the Investment Funds. The allocated taxable income is reported to the Company by each Investment Fund on Schedule K-1. The aggregate cost on Investment Funds for federal income tax purposes is therefore calculated and presented annually as of March 31. The aggregate cost on Investment Funds and the composition of unrealized appreciation and depreciation on Investment Funds for federal income tax purposes is noted below.

          Federal tax cost of Investment Funds              $561,033,869
                                                            ============

          Gross unrealized appreciation                               --
          Gross unrealized depreciation                     $(74,386,189)
                                                            ------------
          Net unrealized appreciation                       $(74,386,189)
                                                            ============

          Net investment income (loss) and net realized gain (loss) differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed differ from the fiscal year in which the income or net realized gain was recorded by the Company.

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC

NOTES TO FINANCIAL STATEMENTS - MARCH 31, 2009 (CONTINUED)
--------------------------------------------------------------------------------

          Accordingly, the following amounts have been reclassified for March 31, 2009, and are primarily due to the different book to tax treatment for the distributive share of partnership items, the Company's net operating loss, different book to tax treatment for gains realized on the sale of investment funds classified as passive foreign investment companies and a non-deductable excise tax.

          Net assets of the Company were unaffected by the reclassifications.

              Accumulated net        Accumulated net realized   Paid-in capital
          investment income (loss)      loss on investments
          ----------------------------------------------------------------------
               $21,526,654                 $(24,209,865)           $2,683,211

          For the year ended March 31, 2009, the tax character of distributions paid by the Company was $6,403,370 ordinary income and $11,058,400 long-term capital gains. For the year ended March 31, 2008, the tax character of distributions paid by the Company was $5,892,742 ordinary income and $26,325,158 of long term capital gains. Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

          As permitted by federal tax rules, the Company intends to treat capital losses of $35,743,773 incurred between November 1, 2008 and March 31, 2009 as being incurred during the tax year ending on March 31, 2010. These losses are available to offset future capital gains, if any.

     8.   LOAN PAYABLE

          On December 27, 2006, the Company entered into a Credit and Security Agreement with an unaffiliated bank for a $125,000,000 revolving credit facility (the "Credit Facility"). The Credit Facility was used in connection with investment activities, for cash management purposes, to fund the repurchase of Shares or for temporary or emergency purposes as permitted under the Offering Memorandum. Interest expense on the amount borrowed during the year ended March 31, 2009 was $1,232,776, all of which has been paid. The Credit Facility matured on December 27, 2008. While the Company is currently considering entering into a new Credit and Security Agreement, there is no guarantee that the Company will be successful in securing a new facility.

     9.   REDEMPTION PENALTY

          During the year ended March 31, 2009, the Company paid redemption penalties totaling $2,199,068. The redemption penalties were charged to the Company for redeeming its interests of certain Investment Funds prior to the expiration of applicable lock-up periods. The payment of these penalties released the Company from any further liability for its investments in the applicable Investment Funds and is recorded as an operating expense in the Statement of Operations.

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC

FEDERAL TAX INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

The Company hereby designates $11,058,400 of distributions from net realized gains paid during the year ended March 31, 2009 as capital gain dividends.

For individual shareholders, 18.71% of the ordinary income dividends paid during the year ended March 31, 2009 have been designated as qualified dividend income.

For corporate shareholders, 7.58% of the ordinary income dividends paid during the year ended March 31, 2009 have been designated as being eligible for the corporate dividends received deduction.

For non-U.S. shareholders, the Company designates $6,280,679 of distributions paid from net realized gains during the year ended March 31, 2009 as short-term capital gain dividends. This Provision expires for the Company's fiscal years beginning after March 31, 2010.

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC
--------------------------------------------------------------------------------

                                 FUND MANAGEMENT
                                   (UNAUDITED)

         The Company's officers are appointed by the Directors and oversee the management of the day-to-day operations of the Company under the supervision of the Board of Directors. One of the Directors and all of the officers of the Company are directors, officers or employees of the Adviser, their subsidiaries or Citigroup. The other Directors are not affiliated with the Adviser, their subsidiaries or Citigroup and are not "interested persons" as defined under Section 2(a)(19) of the 1940 Act (the "Independent Directors"). The Directors and officers of the Company also may be directors and officers of other investment companies managed, advised, administered or distributed by Citigroup or its subsidiaries. A list of the Directors and officers of the Company and a brief statement of their present positions and principal occupations during the past five years are set out below. To the fullest extent allowed by applicable law, including the 1940 Act, the Limited Liability Company Agreement indemnifies the Directors and officers for all costs, liabilities and expenses that they may experience as a result of their service as such.

         Certain of the Directors and officers of the Company are also directors and/or officers of other investment companies that are advised by the Adviser or its affiliates. The address for each Director and officer in his or her capacity as such is 55 East 59th Street, 10th Floor, New York, New York 10022.

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC
------------------------------------------------------------------------------------------------------------------------------------

                                                        INDEPENDENT DIRECTORS
                                                       (INFORMATION UNAUDITED)

                                                                                            NUMBER OF
                                           TERM OF                 PRINCIPAL              PORTFOLIOS IN                 OTHER
                   POSITION(S) HELD      OFFICE* AND             OCCUPATION(S)            FUND COMPLEX              DIRECTORSHIPS
    NAME                WITH              LENGTH OF                 DURING                 OVERSEEN BY                 HELD BY
   AND AGE           THE COMPANY         TIME SERVED             PAST 5 YEARS                DIRECTOR                 DIRECTOR
--------------  ---------------------  --------------      ----------------------------  ---------------         -------------------


Charles Hurty         Director           November 2002        Business Consultant              One               Promark Global
(born 1943)                              to present           since October 2001;                                Advisors; CS
                                                              prior thereto, partner                             Alternative Capital
                                                              with accounting firm                               Registered Funds
                                                              of KPMG LLP.                                       (6 portfolios);
                                                                                                                 iShares Trust and
                                                                                                                 iShares, Inc. (177
                                                                                                                 portfolios)

Steven Krull          Director           November 2002        Professor of Finance             One               Cadogan
(born 1957)                              to present           at Hofstra University;                             Opportunistic
                                                              Business Consultant.                               Alternatives Fund,
                                                                                                                 LLC

Josh Weinreich        Director           December 2006 to     Retired since 2004.              One               Smart Pros Inc. (a
(born 1960)                              present (served      1985 to 2004 held                                  distance learning
                                         as an Advisory       various executive                                  company that
                                         Director (1)         positions at Bankers                               provides content
                                         from January         Trust/Deutsche Bank.                               for continuing
                                         2006 to                                                                 education);
                                         November
                                         2006)                                                                   Endowment Hedge
                                                                                                                 Fund

                                                                                                                 Subcommittee of
                                                                                                                 Cornell University






(1) As an Advisory Director, Mr. Weinreich participated in Board meetings in the same manner as a full Director, except that he was ineligible to cast a vote on any matter, as his appointment to the Board as an Independent Director had not yet been ratified by
Shareholders.




* Term of office of each Director is indefinite.

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC
------------------------------------------------------------------------------------------------------------------------------------

                                                        INTERESTED DIRECTORS
                                                       (INFORMATION UNAUDITED)

                                                                                            NUMBER OF
                                           TERM OF                 PRINCIPAL              PORTFOLIOS IN                 OTHER
                   POSITION(S) HELD      OFFICE* AND             OCCUPATION(S)            FUND COMPLEX              DIRECTORSHIPS
    NAME                WITH              LENGTH OF                 DURING                 OVERSEEN BY                 HELD BY
   AND AGE           THE COMPANY         TIME SERVED             PAST 5 YEARS                DIRECTOR                 DIRECTOR
--------------  ---------------------  --------------      ----------------------------  ---------------         -------------------


Raymond Nolte         President and      September 2005    CEO, Fund of Hedge Funds            One               None
(born 1961)           Director (Chair)   to present        Group; Portfolio Manager to
                                                           The Company since
                                                           September 2005; Global
                                                           Head and Chief Investment
                                                           Officer, Deutsche Bank ARS
                                                           Fund of Funds business
                                                           (1996-April 2005).










* Term of office of each officer is indefinite.

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC
----------------------------------------------------------------------------------------------------------------------------------

                                                             OFFICERS
                                                      (INFORMATION UNAUDITED)

                              POSITION(S)            TERM OF OFFICE*
      NAME                     HELD WITH            AND LENGTH OF TIME                        PRINCIPAL OCCUPATION(S)
    AND AGE                   THE COMPANY                 SERVED                                DURING PAST 5 YEARS
----------------             -------------       -------------------------       -------------------------------------------------
Raymond Nolte                President and       September 2005 to present       See table for "Interested Director" above.
(born 1961)                  Director

Jennifer Magro               Vice                December 2007 to present        Managing Director, Citigroup Alternative
(born 1971)                  President                                           Investments LLC (2006-present); Director,
                                                                                 Citigroup Alternative Investments LLC
                                                                                 (2000-2006)

Trudi Gilligan               Chief               December 2004 to present        Director and Associate General Counsel,
(born 1967)                  Compliance                                          Citigroup Alternative Investments LLC (since
                             Officer                                             2004); Vice President and Associate General
                                                                                 Counsel, Citigroup Alternative Investments
                                                                                 LLC (2000-2004); Associate, law firm of
                                                                                 Battle Fowler LLP. (1996-2000)

Amy M. Olsen                 Treasurer,          December 2007 to present        Senior Vice President, Citigroup Alternative
(born 1975)                  Principal                                           Investments LLC (2005-present)
                             Financial
                             Officer                                             Associate, Amaranth Advisors LLC (2004)

                                                                                 Assistant Vice President, Citigroup
                                                                                 Alternative Investments LLC (2001-2004)

Christopher Hutt             Secretary           March 2008 to present           Director, Citigroup Alternative Investments
(born 1970)                                                                      LLC (January 2008-present); Vice President,
                                                                                 Citigroup Alternative Investments LLC (2004-2008)

Brahm Pillai                 Assistant           March 2008 to present           Assistant Vice President, Citigroup Alternative
(born 1979)                  Secretary                                           Investments LLC (2007-present); Associate,
                                                                                 Citigroup Alternative Investments LLC (2005-2006)


* Term of office of each officer is indefinite.


         In addition to their roles as Independent Directors of the Company, each of Steven Krull and Josh Weinreich serve on special independent committees representing other clients of the Adviser. The committee engagements and related compensation are described below. These matters have been reviewed by the Company's Board of Directors, which determined that the engagements are appropriate for Independent Directors of the Company.

CITIGROUP ALTERNATIVE INVESTMENTS
MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC
--------------------------------------------------------------------------------

         Mr. Krull serves on the Advisory Committee for the Adviser's HedgeForum business. HedgeForum is a program under which third-party private investment funds are diligenced by the Adviser and then made available for direct investment by sophisticated investors. Mr. Krull is one of three members of the HedgeForum Advisory Committee (all committee members are unaffiliated with the Adviser) and receives for his services an annual retainer of $12,000 plus certain meeting fees and reimbursements for out of pocket expenses. For the year ended March 31, 2009, Mr. Krull received $12,000 in connection with this engagement. All such costs are borne by the third-party investment funds participating in the HedgeForum offering.

         Mr. Weinreich serves on the Conflicts Committee for the Adviser. That committee is charged primarily with reviewing conflict-of-interest transactions initiated by the Adviser that require client consent and has been authorized in most instances to provide the needed consent on behalf of the client. Mr. Weinreich is one of two members of the Adviser's Conflicts Committee (all committee members are unaffiliated with the Adviser) and receives for his services an annual retainer of $12,000 plus certain meeting fees and reimbursements for out of pocket expenses. For the year ended March 31, 2009, Mr. Weinreich received $12,000 in connection with this engagement. All such costs are borne by the clients whose interests are represented by the Conflicts Committee.

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the registrant's board of directors has determined that Charles Hurty is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent," as defined by Item 3 of Form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees
----------

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $95,500 for 2008 and $112,690 for 2009.

Audit-Related Fees
------------------

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2008 and $0 for 2009.

Tax Fees
--------

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $141,000 for 2008 and $140,000 for 2009. This fee relates to the preparation of the registrant's tax return and for the investors' K-1.

     All Other Fees
     --------------

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $4,500 for 2008 and $4,500 for 2009. This fee relates to the auditors N-2 fee filing.

  (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

          The Audit Committee will approve in advance any audit and non-audit services to be provided by the audit firm to (i) the Fund; (ii) the Fund's investment adviser (non-audit services only); or (iii) any affiliates of such investment adviser (non-audit services only) that provide ongoing services to the Fund if the engagement relates directly to the Fund's operations and financial reporting; provided, that any single member of the Committee may approve such services on behalf of the Committee if payments for such services are reasonably estimated at less than $10,000 and such approval is reported to the Committee at it next regular meeting; and provided further, that no such non-audit service may be approved if prohibited by applicable rules of the Securities and Exchange Commission.


  (e)(2)  The percentage of services described in each of paragraphs (b) through
          (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) N/A

                           (c) 100%

                           (d) 100%

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2008 and $0 for 2009.

     (h) The registrant's audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)  Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Proxy Voting Policies are attached herewith.

                        CITIGROUP ALTERNATIVE INVESTMENTS
                    MULTI-ADVISER HEDGE FUND PORTFOLIOS LLC.

                             Proxy Voting Procedures
                             -----------------------

Citigroup Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (the "Fund"), a "series" investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), has adopted these proxy voting procedures (the "Procedures") in accordance with, and for the purpose of complying with, rules related to proxy voting promulgated by the Securities and Exchange Commission ("SEC") under the 1940 Act and the Investment Advisers Act of 1940, as amended (the "Advisers Act").

DELEGATION OF PROXY VOTING. The Fund has delegated the responsibility for voting proxies of its underlying portfolio funds (or other underlying securities) to its investment adviser, an adviser registered with the SEC pursuant to the Advisers Act. The investment adviser, Citigroup Alternative Investments LLC ("CAI"), has adopted proxy-voting procedures, including those designed to address any material conflicts of interests between CAI and its clients ("Adviser Procedures"), which have been reviewed and approved by the Board of Directors of the Fund and are attached hereto.

ANNUAL REVIEW. The Board of Directors of the Fund will review the Procedures and the Adviser Procedures annually to ensure the procedures are reasonably designed to ensure compliance with all relevant proxy-voting rules that are applicable to the Funds.

FORM N-PX. Commencing in 2004, the Fund will cause Form N-PX to be filed by August 31 each year and will include proxy-voting information for the one-year period ending that June 30. Form N-PX is an annual filing of the Fund's complete proxy voting record which requires information disclosing: (1) each proxy proposal subject matter; (2) if the proxy proposal was proposed by the issuer or a shareholder; (3) how the Fund cast its votes; and (4) if the vote cast was for or against management.

NOTE: BY AUGUST 31, 2009, THE FUND WILL BE REQUIRED TO FILE FORM N-PX FOR THE PERIOD JULY 1, 2008 TO JUNE 30, 2009.

DISCLOSURE OF PROXY PROCEDURES. Commencing in 2003, the Fund will ensure that a description of its (and CAI's) proxy-voting procedures, including procedures related to proxy-voting conflicts of interest, are disclosed in its Offering Memorandum (the Statement of Additional Information portion, if applicable) and shareholder reports.

NOTE: REQUIRED WITH THE NEXT SUCH DOCUMENT FILED WITH THE SEC.

AVAILABILITY OF PROXY VOTING PROCEDURES AND VOTING RECORD. Commencing in 2004, the Fund will state in its Offering Memorandum (the Statement of Additional Information portion, if applicable) and shareholder reports that its proxy voting procedures and voting records are available free of charge directly from the Fund (or its designee) as well as from the SEC website. The Fund will make its proxy voting records available on either a Fund or CAI website or upon request by calling a toll-free or collect telephone number.

NOTE: REQUIRED WITH THE NEXT SUCH DOCUMENT FILED WITH THE SEC ON OR AFTER AUGUST 31, 2009.

Adopted: September 18, 2003


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)(1) IDENTIFICATION OF PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBERS AND DESCRIPTION OF ROLE OF PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBERS

        Raymond Nolte is currently the sole portfolio manager of the registrant's portfolio and as such has primary responsibility for the day-to-day management of the Company. In that capacity he receives significant input and support from a team of analysts also employed by the Adviser. Mr. Nolte's professional background is described above in the table below.

--------------------------------- ------------------------------ ------------------------------- ------------------------------
          NAME AND AGE            POSITION(S) HELD WITH COMPANY  TERM OF OFFICE* AND LENGTH OF      PRINCIPAL OCCUPATION(S)
                                                                          TIME SERVED               DURING THE PAST 5 YEARS
--------------------------------- ------------------------------ ------------------------------- ------------------------------
Raymond Nolte                     Portfolio Manager, Director,   September 2005 to present       CEO, Fund of Hedge Funds
(born 1961)                       President                                                      Group; Portfolio Manager to
                                                                                                 the Company since September
                                                                                                 2005; Global Head and Chief
                                                                                                 Investment Officer, Deutsche
                                                                                                 Bank ARS Fund of Funds
                                                                                                 business (1996-April 2005)

--------------------------------- ------------------------------ ------------------------------- ------------------------------

   (a)(2) OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBER AND POTENTIAL CONFLICTS OF INTEREST

          OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBER - AS OF MARCH 31, 2009

              -------------------- ------------------- ------------------ -------------- ----------------- ----------------
                                                                                              No. of        Total Assets
                                                                                             Accounts        in Accounts
                      Name of                                                                  where            where
                     Portfolio                                Total                         Advisory Fee     Advisory Fee
                    Manager or           Type of         No. of Accounts      Total         is Based on      is Based on
                   Team Member           Accounts            Managed         Assets         Performance      Performance
                   -----------           --------        ---------------     ------         -----------      -----------
              -------------------- ------------------- ------------------ -------------- ----------------- ----------------
              Raymond Nolte        Registered                  1          $516 million         n/a               n/a
                                   Investment
                                   Companies:
              -------------------- ------------------- ------------------ -------------- ----------------- ----------------
              Raymond Nolte        Other Pooled               52          $3.2 billion          3           $705 million
                                   Investment
                                   Vehicles:
              -------------------- ------------------- ------------------ -------------- ----------------- ----------------
              Raymond Nolte        Other Accounts:             2          $138 million         n/a               n/a
              -------------------- ------------------- ------------------ -------------- ----------------- ----------------

          POTENTIAL CONFLICTS OF INTERESTS

          As shown in the table above, Mr. Nolte is responsible for managing other accounts ("Other Accounts") in addition to the Fund. In certain instances, conflicts may arise in his management of the Fund and such other Accounts.

          One situation where a conflict may arise between the Fund and an Other Account is in the allocation of investment opportunities among the Fund and the Other Account. For example, the Adviser may determine that there is an opportunity that is suitable for the Fund as well as for Other Accounts of the Adviser, which have a similar investment objective. As a related matter, a particular Investment Fund interest or other security may be bought for one or more clients when one or more other clients are selling that same security, which may adversely affect the Fund. The Company and the Adviser have adopted policies and procedures regarding the allocation of investment opportunities, which generally require that investment opportunities be allocated among the Fund and Other Accounts in a manner that is fair, equitable and consistent with their fiduciary obligations to each.

          Mr. Nolte's management of the Fund and Other Accounts may result in his devoting a disproportionate amount of time and attention to the management of a particular account as against another. This particularly may be the case when accounts have different objectives, benchmarks, time horizons, asset levels and fees.

          The management of personal accounts by Mr. Nolte may give rise to potential conflicts of interest. While the Adviser's code of ethics will impose limits on the ability of Mr. Nolte to trade for his personal account, there is no assurance that the Adviser's code of ethics will eliminate such conflicts.

          Other than the conflicts described above, the Company is not aware of any material conflicts that may arise in connection with the Adviser's management of the Fund's investments and such Other Accounts.

  (a)(3) COMPENSATION STRUCTURE OF PORTFOLIO MANAGER(S) OR MANAGEMENT TEAM MEMBERS - AS OF MARCH 31, 2009

          Mr. Nolte's compensation is a combination of salary, discretionary bonus, deferred compensation, retirement plans and automatic participation in a company-funded retirement bonus. The discretionary bonus is based upon the financial results and profitability of Citigroup as a whole, that of CAI as a whole, and that of CAI's Global Fund of Funds business unit, for which Mr. Nolte serves as chief executive. The discretionary bonus is not linked to the performance of any specific benchmark or that of any CAI investment fund or account; nor are specific asset size targets considered.


  (a)(4)  DISCLOSURE OF SECURITIES OWNERSHIP - AS OF MARCH 31, 2009



                                                            Dollar ($)
                                                           Range of Fund
                                Name of Portfolio              Shares
                                    Manager or              Beneficially
                                    Team Member                Owned
                                -----------------          -------------

                                   Raymond Nolte                $0


          (b) Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               Citigroup Alternative Investments Multi-Adviser Hedge
                           Fund Portfolios LLC
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Raymond Nolte
                         -------------------------------------------------------
                           Raymond Nolte, President
                           (principal executive officer)

Date                       June 5, 2009
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Raymond Nolte
                         -------------------------------------------------------
                           Raymond Nolte, President
                           (principal executive officer)

Date                       June 5, 2009
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Amy M. Olsen
                         -------------------------------------------------------
                           Amy M. Olsen, Treasurer
                           (principal financial officer)

Date                       June 5, 2009
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.